Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001918767
Registrant Name	Constitution Capital Access Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES